Schedule of Investments (unaudited) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 7.21%, 04/20/30	USD	500	$489,440
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 8.46%, 04/20/30		600	543,644
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 8.09%, 01/15/33(a)(b)		250	234,140
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.79%, 10/15/29(a)(b)		285	251,622
AMMC CLO 20 Ltd., Series 2017-20A, Class AR, (3 mo. LIBOR US + 0.87%), 5.66%, 04/17/29(a)(b)		202	201,416
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 6.47%, 10/13/30		380	368,934
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 8.02%, 10/13/30		720	686,355
Apidos CLO XXII, Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 7.76%, 04/20/31(a)(b)		250	234,992
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3 mo. LIBOR US + 0.95%), 5.76%, 10/20/30(a)(b)		500	493,010
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3 mo. LIBOR US + 0.90%), 5.69%, 07/18/29(a)(b)		1,090	1,078,697
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3 mo. LIBOR US + 0.93%), 5.72%, 07/17/30(a)(b)		250	247,262
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 6.96%, 10/20/34(a)(b)		500	471,638
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 7.92%, 07/24/34		250	214,073
Series 2021-5A, Class B, (3 mo. LIBOR US + 1.65%), 6.47%, 10/23/34		500	475,722
Barings CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.60%), 8.39%, 07/18/29(a)(b)		250	240,487
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3 mo. LIBOR US + 0.87%), 5.66%, 07/15/29(a)(b)		213	211,468
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 8.00%, 01/19/35(a)(b)		250	225,874
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 8.22%, 06/15/31(a)(b)		1,000	944,973
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3 mo. LIBOR US + 2.90%), 7.69%, 04/15/34(a)(b)		500	438,207
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 7.89%, 10/15/31(a)(b)		250	222,646
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 6.69%, 07/15/31		250	236,069
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 8.14%, 04/15/34		500	434,168
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 0.95%), 5.82%, 08/14/30		240	237,190
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 8.22%, 08/14/30		1,000	902,694
Carlyle U.S. CLO Ltd., Series 2022-6A, Class C, (3 mo. Term SOFR + 4.00%), 8.60%, 10/25/34(a)(b)		250	249,972
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 04/20/32(a)(b)		500	454,984

Security		Par (000)	Value

Asset-Backed Securities (continued)
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 11.25%, 07/20/32(a)(b)	USD	500	$439,234
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 8.04%, 10/15/34(a)(b)		250	233,116
CBAM Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 7.21%, 07/20/30(a)(b)		350	340,368
Cedar Funding IX CLO Ltd.(a)(b)
Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 5.79%, 04/20/31		250	246,886
Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 7.41%, 04/20/31		250	225,165
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 5.81%, 01/20/31(a)(b)		500	494,866
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3 mo. LIBOR US + 1.60%), 6.41%, 10/20/32(a)(b)		930	897,402
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 6.39%, 07/15/33(a)(b)		500	482,172
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.10%), 7.91%, 04/20/32(a)(b)		500	477,430
CIFC Funding II Ltd., Series 2017-2A, Class AR, (3 mo. LIBOR US + 0.95%), 5.76%, 04/20/30(a)(b)		491	485,721
CIFC Funding III Ltd.(a)(b)
Series 2015-3A, Class AR, (3 mo. LIBOR US + 0.87%), 5.67%, 04/19/29		218	215,888
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 7.89%, 07/15/36		500	463,176
CIFC Funding IV Ltd., Series 2017-4A, Class A1R, (3 mo. LIBOR US + 0.95%), 5.77%, 10/24/30(a)(b)		484	479,111
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 8.34%, 07/16/30		500	459,458
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 7.62%, 04/24/30		750	705,041
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 6.62%, 10/22/31		250	243,823
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 5.93%, 01/22/31		1,000	990,951
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class C, (3 mo. Term SOFR + 3.85%), 8.06%, 10/22/35		500	498,943
Series 2022-7A, Class D, (3 mo. Term SOFR + 5.35%), 9.56%, 10/22/35		600	588,012
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 4.82%, 01/15/37(a)		1,124	992,409
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.85%), 7.64%, 10/15/30(a)(b)		280	251,655
Dryden 106 CLO Ltd., (3 mo. Term SOFR + 3.90%), 8.46%, 10/15/35(a)(b)		500	499,114
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 5.89%, 01/15/31(a)(b)		250	247,382
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/30(a)(b)		250	242,545
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3 mo. LIBOR US + 1.40%), 6.19%, 01/15/31(a)(b)		1,320	1,288,973
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 7.44%, 04/18/31(a)(b)		1,250	1,149,818

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 78 CLO Ltd., Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 7.79%, 04/17/33(a)(b)	USD	250	$228,427
Dryden XXVIII Senior Loan Fund(a)(b)
Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 6.06%, 08/15/30		241	239,418
Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 8.01%, 08/15/30		1,000	928,220
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 6.06%, 01/20/30(a)(b)		1,000	969,259
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	88,021
Elmwood CLO 21 Ltd., Series 2022-8A, Class C, (3 mo. Term SOFR + 3.85%), 8.42%, 11/20/35(a)(b)		500	498,219
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 04/15/33(a)(b)		250	243,089
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 6.81%, 10/20/34(a)(b)		436	417,188
Elmwood CLO VI Ltd., Series 2020-3A, Class BR, (3 mo. LIBOR US + 1.65%), 6.46%, 10/20/34(a)(b)		250	242,034
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	115,277
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. Term SOFR + 1.21%), 5.87%, 04/17/31(a)(b)	USD	1,500	1,480,771
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3 mo. LIBOR US + 1.75%), 6.56%, 04/20/31(a)(b)		250	239,910
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.87%), 5.69%, 04/24/29(a)(b)		441	435,994
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 5.89%, 05/16/31(a)(b)		2,000	1,969,201
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.97%, 01/22/31(a)(b)		250	246,929
Generate CLO 3 Ltd., Series 3A, Class DR, (3 mo. LIBOR US + 3.60%), 8.41%, 10/20/29(a)(b)		1,750	1,667,405
Generate CLO 4 Ltd., Series 4A, Class DR, (3 mo. LIBOR US + 3.15%), 7.96%, 04/20/32(a)(b)		1,500	1,370,826
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 8.32%, 01/22/35(a)(b)		750	684,263
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 6.36%, 04/20/30(a)(b)		250	244,866
GoldenTree Loan Management U.S. CLO 4 Ltd., Series 2019-5A, Class BR, (3 mo. LIBOR US + 1.60%), 6.42%, 04/24/31(a)(b)		500	485,832
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.40%, 10/29/29(a)(b)		1,500	1,475,375
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 7.86%, 07/20/31(a)(b)		250	236,577
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 11.37%, 07/20/34(a)(b)		250	222,767
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 8.11%, 01/20/30(a)(b)		250	235,136
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)(b)		500	429,624
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 8.39%, 07/18/29(a)(b)		1,000	906,533
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/27(a)(b)		500	475,106

Security		Par (000)	Value

Asset-Backed Securities (continued)
Litigation Fee Residual, 4.00%, 10/30/27(c)	USD	805	$775,964
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.48%), 5.33%, 09/25/36(a)		6,126	1,675,036
Madison Park Funding LXII Ltd., Series 2022-62A, Class A1, (3 mo. Term SOFR + 2.25%), 6.91%, 07/17/33(a)(b)		760	760,327
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3 mo. LIBOR US + 3.60%), 8.42%, 07/21/30(a)(b)		1,000	964,704
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 5.78%, 07/27/31		989	977,651
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 6.81%, 07/27/31		600	574,925
Madison Park Funding XXV Ltd.(a)(b)
Series 2017-25A, Class A1R, (3 mo. LIBOR US + 0.97%), 5.79%, 04/25/29		1,471	1,453,748
Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 6.47%, 04/25/29		250	244,250
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (3 mo. LIBOR US + 3.00%), 7.82%, 01/23/31(a)(b)		625	593,363
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 8.17%, 04/25/32(a)(b)		250	240,821
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/33(a)(b)		900	871,282
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3 mo. LIBOR US + 1.90%), 6.69%, 07/17/34(a)(b)		250	236,777
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 3.75%), 8.56%, 04/20/33(a)(b)		250	228,534
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 8.47%, 01/22/35(a)(b)		250	229,589
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		515	520,176
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		626	588,058
Series 2019-GA, Class A, 2.40%, 10/15/68		228	212,244
Series 2021-DA, Class C, 3.48%, 04/15/60		770	688,679
Series 2021-DA, Class D, 4.00%, 04/15/60		440	399,359
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	391,416
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,629,152
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 10/17/30(a)(b)		250	244,624
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class AR, (3 mo. LIBOR US + 0.93%), 5.72%, 10/18/29(a)(b)		1,270	1,254,769
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 6.61%, 07/20/31(a)(b)		1,162	1,128,687
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D, (3 mo. Term SOFR + 5.75%), 10.33%, 10/24/35(a)(b)		568	566,217
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class BR2, (3 mo. Term SOFR + 1.75%), 6.38%, 01/15/33		250	238,687

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 5.75%, 07/15/30	USD	1,000	$985,056
Series 2017-14A, Class A2, (3 mo. LIBOR US + 1.50%), 6.42%, 11/20/30		1,320	1,270,493
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 7.84%, 07/15/34(a)(b)		250	227,906
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 0.97%), 5.77%, 07/19/30(a)(b)		2,789	2,756,086
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 6.22%, 01/25/31(a)(b)		500	484,964
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3 mo. LIBOR US + 1.00%), 5.87%, 02/14/31(a)(b)		250	246,469
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 7.57%, 01/22/30(a)(b)		500	458,016
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		599	594,729
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 7.94%, 10/17/29(a)(b)		875	801,721
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 7.48%, 01/20/31(a)(b)		1,000	884,048
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 6.29%, 10/17/31		250	242,954
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 7.56%, 07/20/30		250	231,636
Series 2020-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 6.46%, 11/15/31		250	243,611
Series 2022-4A, Class C, (3 mo. Term SOFR + 4.00%), 8.07%, 10/20/35		1,000	1,004,161
Palmer Square Loan Funding Ltd.(a)(b) Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 7.18%,02/20/28		250	243,060
Series 2021-1A, Class A1, (3 mo. LIBOR US + 0.90%), 5.71%, 04/20/29		134	132,463
Series 2021-2A, Class A1, (3 mo. LIBOR US + 0.80%), 5.72%, 05/20/29		159	156,820
Series 2021-3A, Class A1, (3 mo. LIBOR US + 0.80%), 5.61%, 07/20/29		536	530,156
Park Avenue Institutional Advisers CLO Ltd.,
Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 11.68%, 02/14/34(a)(b)		1,300	1,093,680
PPM CLO 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 8.20%, 04/16/32(a)(b)		250	227,654
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 8.60%, 07/25/51(a)(b)		250	247,572
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 7.54%, 04/15/32(a)(b)		400	363,651
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 7.64%, 07/17/31(a)(b)		370	348,108
Regional Management Issuance Trust, Series 2021-A, Class A, 7.10%, 11/17/32(b)		200	202,923
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	219,765
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 6.97%, 10/23/30(a)(b)		500	478,352

Security		Par (000)	Value

Asset-Backed Securities (continued)
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3 mo. LIBOR US + 2.35%), 7.14%, 07/15/31(a)(b)	USD	250	$238,398
Signal Peak CLO 4 Ltd., (3 mo. LIBOR US + 0.95%), 5.77%, 10/26/34		1,200	1,194,012
SMB Private Education Loan Trust(b) Series 2021-C, Class C, 3.00%, 01/15/53		190	166,523
Series 2021-C, Class D, 3.93%, 01/15/53		160	146,676
Sterling Coofs Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(b)(c)		642	6,416
Sterling COOFS Trust, Series 2004-1, Class A, 2.36%, 04/15/29(c)		736	7,356
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		56	47,922
TCI-Symphony CLO Ltd., (3 mo. LIBOR US + 0.93%), 5.72%, 07/15/30(a)(b)		510	502,249
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 8.21%, 04/20/34(a)(b)		250	223,403
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 7.86%, 04/26/28(a)(b)		500	499,724
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 7.71%, 01/20/31(a)(b)		500	473,727
TICP CLO XV Ltd., Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 7.96%, 04/20/33(a)(b)		250	234,467
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3 mo. LIBOR US + 1.75%), 6.57%, 04/25/32		1,750	1,667,032
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.72%, 04/25/32		250	224,037
Trimaran CAVU Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 9.51%, 11/26/32		500	463,912
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 8.07%, 10/25/34		500	452,227
Series 2022-2A, Class D, (3 mo. Term SOFR + 6.12%), 10.47%, 01/20/36		400	385,771
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(d)	GBP	6	7,457
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3 mo. LIBOR US + 1.02%), 5.81%, 04/17/30	USD	218	216,329
Series 2017-2A, Class A2AR, (3 mo. LIBOR US + 1.65%), 6.44%, 06/07/30		250	243,428
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 5.92%, 10/15/30		238	236,312
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.25%), 6.04%, 07/15/31		1,000	964,000
Series 2022-3A, Class B, (3 mo. Term SOFR + 2.85%), 6.86%, 10/20/34		425	425,705
Series 2022-4A, Class C, (3 mo. Term SOFR + 4.05%), 8.24%, 10/20/33		1,000	998,156
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3 mo. LIBOR US + 1.60%), 6.41%, 01/20/35(a)(b)		725	695,737
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.87%, 07/24/32(a)(b)		500	462,348
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 8.17%, 10/24/34(a)(b)		500	459,727
Whitebox CLO III Ltd.(a)(b) Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 8.14%, 10/15/34		250	224,581

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO III Ltd.(a)(b) (continued)
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 11.64%, 10/15/34	USD	250	$225,853
York CLO 1 Ltd.(a)(b)
Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 6.92%, 10/22/29		250	243,798
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 7.83%, 10/22/29		250	239,221

Total Asset-Backed Securities — 14.2% (Cost: $90,131,488)			86,146,200

Corporate Bonds

Aerospace & Defense — 2.9%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	29,175
Boeing Co.
2.95%, 02/01/30		800	706,010
5.15%, 05/01/30(e)		879	884,496
3.60%, 05/01/34		550	472,490
Bombardier, Inc.(b)
7.50%, 03/15/25		15	14,998
7.13%, 06/15/26(e)		846	849,046
7.88%, 04/15/27(e)		395	399,870
6.00%, 02/15/28(e)		667	649,495
7.50%, 02/01/29		303	309,533
7.45%, 05/01/34		100	112,000
Eaton Corp., 4.15%, 11/02/42		500	442,722
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		200	167,000
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,060,667
1.80%, 01/15/31		300	242,483
Lockheed Martin Corp., 3.80%, 03/01/45		800	690,864
Northrop Grumman Corp.
4.70%, 03/15/33		400	404,068
3.85%, 04/15/45		850	711,349
Raytheon Technologies Corp.
2.38%, 03/15/32		1,000	841,048
5.15%, 02/27/33		900	936,632
4.50%, 06/01/42		300	284,335
Rolls-Royce PLC, 5.75%, 10/15/27(b)		1,000	996,200
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		22	22,000
9.38%, 11/30/29		435	474,694
TransDigm, Inc.
8.00%, 12/15/25(b)		130	132,437
6.25%, 03/15/26(b)		3,355	3,358,053
6.38%, 06/15/26		31	30,302
7.50%, 03/15/27		71	70,822
6.75%, 08/15/28(b)		1,626	1,642,260
Triumph Group, Inc., 9.00%, 03/15/28(b)		613	613,644

			17,548,693

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		60	62,400

Automobile Components — 0.6%
Aptiv PLC, 4.40%, 10/01/46		465	365,671
Clarios Global LP, 6.75%, 05/15/25(b)		237	239,524
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(d)	EUR	100	103,367

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.25%, 05/15/26(b)	USD	743	$741,142
8.50%, 05/15/27(b)		1,774	1,780,652
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		111	99,623
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		78	69,685
5.63%, 04/30/33		81	70,065
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	96,658

			3,566,387

Automobiles — 1.2%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	USD	88	77,088
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	89,744
Ford Motor Co.
0.00%, 03/15/26(f)	USD	216	215,784
4.35%, 12/08/26		7	6,801
3.25%, 02/12/32(e)		390	306,523
6.10%, 08/19/32(e)		126	122,101
4.75%, 01/15/43		2,000	1,533,660
Ford Motor Credit Co. LLC
4.69%, 06/09/25		200	192,218
4.39%, 01/08/26		200	189,750
4.95%, 05/28/27(e)		401	382,480
4.87%, 08/03/27	EUR	100	105,196
4.13%, 08/17/27	USD	200	183,248
2.90%, 02/16/28(e)		200	171,920
7.35%, 03/06/30		200	205,500
3.63%, 06/17/31		300	247,209
General Motors Co.
5.60%, 10/15/32		69	67,557
6.25%, 10/02/43(e)		2,506	2,408,743
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	805,540
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		120	88,852
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	98,792

			7,498,706

Banks — 1.0%
Banca Monte dei Paschi di Siena SpA, (1 mo. EURIBOR + 3.21%), 6.75%, 03/02/26(a)(d)		100	106,243
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(g)	USD	2,000	1,567,344
Banco de Sabadell SA, (1 year EUR Swap + 2.40%), 5.25%, 02/07/29(a)(d)	EUR	100	102,884
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%	USD	200	182,725
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	228,718
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(g)		518	497,927
Credit Suisse AG/New York, 5.00%, 07/09/27		900	866,250
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	151,130
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(g)		252	221,729
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(e)		500	455,290
Wells Fargo & Co., (1 day SOFR + 2.53%), 3.07%, 04/30/41(a)(e)		2,250	1,676,811

			6,057,051

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Beverages — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)	USD	4,600	$4,495,637
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		701	536,195
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		372	368,661
3.25%, 09/01/28		200	172,113
4.00%, 09/01/29		1,466	1,147,145
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(b)		200	197,000
Crown Americas LLC, 5.25%, 04/01/30		91	87,625
Keurig Dr. Pepper, Inc., 2.25%, 03/15/31		400	335,315
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		2,060	2,060,000
9.25%, 04/15/27		30	27,720
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		505	483,790
8.50%, 08/15/27		738	671,580

			10,582,781

Biotechnology — 0.6%
Amgen, Inc.
4.20%, 03/01/33(e)		1,000	958,526
5.25%, 03/02/33		600	616,439
4.40%, 05/01/45		650	573,928
Baxalta, Inc., 5.25%, 06/23/45		500	490,010
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	95,441
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	969,531

			3,703,875

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		76	71,354

Building Materials(b) — 0.3%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		146	135,187
Jeld-Wen, Inc.
6.25%, 05/15/25		98	97,755
4.63%, 12/15/25		17	15,768
Masonite International Corp., Class C, 5.38%, 02/01/28		17	16,235
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/28		55	48,614
9.75%, 07/15/28		26	24,830
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		520	488,150
Standard Industries, Inc.
5.00%, 02/15/27		25	23,743
4.75%, 01/15/28		62	57,919
4.38%, 07/15/30		550	478,500
3.38%, 01/15/31		94	75,546
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		19	17,955

			1,480,202

Building Products — 1.2%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27		232	220,475
6.38%, 06/15/30		483	473,262
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		86	75,884
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		47	37,253
GYP Holdings III Corp., 4.63%, 05/01/29(b)		253	216,315
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,850,827

Security		Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. 1.70%, 10/15/30	USD	800	$646,829
5.00%, 04/15/33(e)		1,000	1,000,282
4.38%, 09/15/45(e)		1,000	846,633
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		56	51,465
SRS Distribution, Inc.(b) 4.63%, 07/01/28		345	306,393
6.13%, 07/01/29(e)		340	286,861
6.00%, 12/01/29(e)		423	349,259
White Cap Buyer LLC, 6.88%, 10/15/28(b)(e)		809	701,774
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		142	129,133

			7,192,645

Capital Markets — 1.4%
Blackstone Private Credit Fund 7.05%, 09/29/25(b)		56	55,219
3.25%, 03/15/27		53	45,000
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(e)(g)		3,000	2,362,500
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		129	113,573
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,181,477
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		379	307,505
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26		101	99,392
5.25%, 05/15/27		356	334,038
4.38%, 02/01/29		207	178,020
NFP Corp.(b)
4.88%, 08/15/28		658	593,516
6.88%, 08/15/28(e)		1,270	1,089,838
7.50%, 10/01/30		74	71,501
Northern Trust Corp., 6.13%, 11/02/32		160	170,580
Owl Rock Capital Corp.
3.75%, 07/22/25		129	117,634
3.40%, 07/15/26		46	40,616
Owl Rock Core Income Corp.
3.13%, 09/23/26		31	26,894
7.75%, 09/16/27(b)		215	211,804
Raymond James Financial, Inc., 4.95%, 07/15/46		400	363,134
SURA Asset Management SA, 4.88%, 04/17/24(d)		178	174,440

			8,536,681

Chemicals — 1.0%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	287,714
Avient Corp., 7.13%, 08/01/30(b)		74	76,312
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		348	298,161
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		242	229,948
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	149,000
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		101	101,576
Element Solutions, Inc., 3.88%, 09/01/28(b)(e)		1,264	1,109,337
HB Fuller Co., 4.25%, 10/15/28		74	65,645
Herens Holdco SARL, 4.75%, 05/15/28(b)		400	322,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		230	203,899
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		176	126,720
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		90	75,678
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		114	103,950
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	108,047

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	$186,725
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(e)		400	365,415
Sherwin-Williams Co., 4.50%, 06/01/47		350	308,719
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		372	308,849
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		117	118,925
7.25%, 06/15/28(e)		590	605,812
WR Grace Holdings LLC(b)
4.88%, 06/15/27		105	101,211
5.63%, 08/15/29(e)		987	836,482
7.38%, 03/01/31		105	105,397

			6,195,522

Commercial Services & Supplies — 0.5%
ADT Security Corp.(b)
4.13%, 08/01/29		19	16,944
4.88%, 07/15/32		8	7,058
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	178,008
APX Group, Inc.(b)
6.75%, 02/15/27		123	122,385
5.75%, 07/15/29		181	161,995
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	92,087
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	220	177,041
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25		340	340,226
9.75%, 08/01/27		54	56,975
5.50%, 05/01/28(e)		260	237,208
Herc Holdings, Inc., 5.50%, 07/15/27(b)(e)		251	242,215
Hertz Corp.(b)
4.63%, 12/01/26		85	76,968
5.00%, 12/01/29		70	57,975
LABL, Inc., 9.50%, 11/01/28		162	163,418
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		82	68,298
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	132,083
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		209	207,432
6.25%, 01/15/28(e)		172	160,820
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		400	331,728
Williams Scotsman International, Inc., 6.13%, 06/15/25(b)		175	173,902

			3,004,766

Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%, 06/15/25(b)(e)		530	499,131
CommScope, Inc.(b)
8.25%, 03/01/27		96	78,634
7.13%, 07/01/28		171	126,119
4.75%, 09/01/29(e)		355	295,900
Nokia OYJ, 6.63%, 05/15/39		88	87,835
Viasat, Inc., 5.63%, 09/15/25(b)		320	303,379

			1,390,998

Construction & Engineering — 0.6%
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,878,721

Security		Par (000)	Value
Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	USD	187	$170,871
Resideo Funding, Inc., 4.00%, 09/01/29		42	34,919
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		56	57,671

			263,461

Consumer Discretionary — 1.0%
APi Group DE, Inc.(b)
4.13%, 07/15/29		89	76,369
4.75%, 10/15/29		68	59,828
Carnival Corp.(b)
10.50%, 02/01/26		387	403,223
7.63%, 03/01/26(e)		48	43,800
5.75%, 03/01/27		711	583,255
9.88%, 08/01/27		223	229,711
4.00%, 08/01/28		447	384,791
6.00%, 05/01/29		393	312,435
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		1,018	1,095,124
CoreLogic, Inc., 4.50%, 05/01/28(b)(e)		350	265,562
Life Time, Inc.(b)
5.75%, 01/15/26		231	224,399
8.00%, 04/15/26		166	158,349
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		208	201,364
NCL Corp. Ltd.(b)
5.88%, 03/15/26		144	122,555
8.38%, 02/01/28		95	95,326
7.75%, 02/15/29		46	39,442
NCL Finance Ltd., 6.13%, 03/15/28(b)		177	143,412
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		59	54,699
Royal Caribbean Cruises Ltd. (b) 11.50%, 06/01/25		82	87,434
5.50%, 08/31/26		93	87,006
5.38%, 07/15/27		138	122,917
11.63%, 08/15/27		124	133,182
5.50%, 04/01/28		121	106,829
8.25%, 01/15/29		136	142,273
9.25%, 01/15/29		186	197,625
7.25%, 01/15/30		192	193,200
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	90,097
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	101	86,691

			5,740,898

Consumer Finance — 1.0%
Block, Inc.
2.75%, 06/01/26		268	244,353
3.50%, 06/01/31		1,210	993,712
Capital One Financial Corp., (1 day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	425,181
Discover Financial Services, 6.70%, 11/29/32		65	67,011
Global Payments, Inc.
3.20%, 08/15/29		400	351,849
2.90%, 05/15/30		408	345,485
5.40%, 08/15/32		172	168,642
HealthEquity, Inc., 4.50%, 10/01/29(b)		334	296,748
Moody’s Corp., 2.75%, 08/19/41		350	252,103
Navient Corp.
7.25%, 09/25/23		28	27,905
6.13%, 03/25/24		51	50,315
5.88%, 10/25/24		39	37,884

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp. (continued) 5.50%, 03/15/29	USD	30	$25,350
OneMain Finance Corp.
6.88%, 03/15/25		53	51,357
7.13%, 03/15/26(e)		168	161,497
3.50%, 01/15/27		206	172,888
6.63%, 01/15/28		165	151,274
5.38%, 11/15/29		42	35,333
4.00%, 09/15/30		74	55,500
Sabre Global, Inc.(b)
9.25%, 04/15/25		124	116,808
7.38%, 09/01/25		64	57,184
11.25%, 12/15/27		89	82,934
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		395	371,300
Shift4 Payments, Inc., 0.00%, 12/15/25(f)		112	130,883
Verscend Escrow Corp., 9.75%, 08/15/26(b)(e)		1,355	1,355,000

			6,028,496

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) 3.25%, 03/15/26		41	38,581
7.50%, 03/15/26		65	66,690
4.63%, 01/15/27(e)		222	214,693
5.88%, 02/15/28		219	217,654
6.50%, 02/15/28		109	109,273
3.50%, 03/15/29		69	60,036
4.88%, 02/15/30(e)		194	181,077
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	100,859
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	297	295,990
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	479,482
4.38%, 06/01/46		200	174,239
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		229	222,118
4.13%, 01/31/30(e)		172	157,380
4.38%, 01/31/32(e)		109	98,853
Ocado Group PLC, 3.88%, 10/08/26(d)	GBP	100	91,539
Performance Food Group, Inc.(b)
5.50%, 10/15/27	USD	28	27,373
4.25%, 08/01/29		279	250,534
Post Holdings, Inc., 4.63%, 04/15/30(b)		159	142,504
U.S. Foods, Inc.(b)
4.75%, 02/15/29		290	267,887
4.63%, 06/01/30		27	24,355
United Natural Foods, Inc., 6.75%, 10/15/28(b)		24	22,306

			3,243,423

Containers & Packaging — 0.4%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		591	568,837
8.75%, 04/15/30		382	347,139
International Paper Co., 6.00%, 11/15/41		870	905,452
LABL, Inc., 5.88%, 11/01/28(b)		176	156,387
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		113	114,261

			2,092,076

Security		Par (000)	Value

Distributors — 0.2%
Amazon.com, Inc., 4.05%, 08/22/47(e)	USD	1,500	$1,360,152

Diversified Consumer Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		719	690,963
9.75%, 07/15/27(e)		200	178,252
6.00%, 06/01/29(e)		939	700,926
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		1,441	1,213,446
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		896	799,652
4.88%, 07/01/29(e)		435	393,401
Garda World Security Corp.(b)
4.63%, 02/15/27		81	72,710
7.75%, 02/15/28		240	236,545
Graham Holdings Co., 5.75%, 06/01/26(b)		27	26,464
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	95,436
Sotheby’s, 7.38%, 10/15/27(b)(e)	USD	865	818,229

			5,226,024

Diversified REITs — 1.8%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	131,198
4.00%, 02/01/50		550	417,087
American Tower Corp., 2.90%, 01/15/30(e)		1,500	1,304,500
Crown Castle, Inc.
2.10%, 04/01/31		1,000	817,126
2.90%, 04/01/41		350	249,613
Equinix, Inc., 2.50%, 05/15/31		500	411,709
ERP Operating LP, 4.50%, 06/01/45		1,155	997,731
Healthpeak OP LLC, 4.00%, 06/01/25		2,000	1,959,039
Iron Mountain, Inc.(b)
5.00%, 07/15/28		21	19,540
5.63%, 07/15/32		85	77,651
MPT Operating Partnership LP/MPT Finance Corp.(e)
4.63%, 08/01/29		345	254,869
3.50%, 03/15/31		740	498,168
Prologis LP, 4.63%, 01/15/33(e)		1,000	988,288
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		245	229,613
4.50%, 02/15/29(b)		125	112,910
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,470,323
Ventas Realty LP, 4.13%, 01/15/26		870	843,721
VICI Properties LP, 4.95%, 02/15/30		138	129,495
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		34	30,230

			10,942,811

Diversified Telecommunication Services — 2.3%
AT&T, Inc. 6.38%, 03/01/41		520	567,856
5.15%, 03/15/42		1,200	1,149,105
4.75%, 05/15/46		1,500	1,354,685
Level 3 Financing, Inc. 3.40%, 03/01/27(b)		324	256,266
4.63%, 09/15/27(b)		76	45,695
4.25%, 07/01/28(b)(e)		402	226,808
3.63%, 01/15/29(b)		108	59,715
3.75%, 07/15/29(b)		44	23,459

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued)
3.88%, 11/15/29(b)	USD	257	$185,999
10.50%, 05/15/30		171	169,656
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		718	473,880
SoftBank Group Corp., 3.13%, 09/19/25(d)	EUR	100	99,214
Sprint Capital Corp., 8.75%, 03/15/32	USD	767	933,823
Telecom Italia Capital SA
6.38%, 11/15/33		131	118,610
6.00%, 09/30/34		337	288,978
7.20%, 07/18/36		60	54,284
7.72%, 06/04/38		79	73,140
Telecom Italia SpA, 1.63%, 01/18/29(d)	EUR	100	84,858
Telecom Italia SpA/Milano, 6.88%, 02/15/28(d)		100	110,619
Verizon Communications, Inc., 6.55%, 09/15/43(e)	USD	5,000	5,680,547
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(e)		1,653	1,256,280
6.13%, 03/01/28		1,290	784,578

			13,998,055

Education — 0.1%
Grand Canyon University, 5.13%, 10/01/28		702	633,365

Electric Utilities — 4.0%
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	617,778
3.75%, 08/15/47		500	397,523
CenterPoint Energy Houston Electric LLC, Series ai, 4.45%, 10/01/32		750	743,146
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	447,133
Comision Federal de Electricidad, 4.88%, 01/15/24		200	196,913
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	690,962
6.00%, 01/15/38		1,675	1,806,855
Duke Energy Florida LLC
6.35%, 09/15/37(e)		2,775	3,092,448
6.40%, 06/15/38		770	874,850
E.ON International Finance BV, 6.65%, 04/30/38(b)(e)		2,000	2,190,417
Eversource Energy, 2.55%, 03/15/31		350	297,850
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)		319	305,619
Ohio Power Co., Series D, 6.60%, 03/01/33(e)		3,000	3,325,464
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	965,047
4.55%, 09/15/32		1,000	994,990
PacifiCorp., 6.25%, 10/15/37		1,225	1,371,659
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30		750	611,901
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,339,579
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(e)		3,920	4,206,387

			24,476,521

Electrical Equipment(b) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		406	398,895
Regal Rexnord Corp.
6.05%, 02/15/26		65	65,285
6.05%, 04/15/28		411	411,183
6.30%, 02/15/30		145	146,001
6.40%, 04/15/33		150	150,093

			1,171,457

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		15	13,213

Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.25%, 02/15/29	USD	191	$167,983
Corning, Inc., 4.38%, 11/15/57		2,000	1,691,603
Imola Merger Corp., 4.75%, 05/15/29(b)(e)		203	181,602
Vertiv Group Corp., 4.13%, 11/15/28(b)(e)		412	363,530

			2,417,931

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		331	324,794
6.25%, 04/01/28		464	445,440
Halliburton Co., 5.00%, 11/15/45		500	455,154
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		315	306,163
6.88%, 09/01/27		278	265,651
Vallourec SA, 8.50%, 06/30/26(d)	EUR	17	18,344
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	5	5,131
6.50%, 09/15/28		151	151,258
8.63%, 04/30/30		220	225,073

			2,197,008

Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		77	78,560
Covanta Holding Corp.
4.88%, 12/01/29(b)		92	81,856
5.00%, 09/01/30		48	41,290
GFL Environmental, Inc.(b)
4.25%, 06/01/25		110	107,330
3.75%, 08/01/25		120	115,320
5.13%, 12/15/26		139	135,909
4.00%, 08/01/28		295	268,028
3.50%, 09/01/28		111	100,455
4.75%, 06/15/29(e)		287	268,087
4.38%, 08/15/29		252	225,590
Tervita Corp., 11.00%, 12/01/25(b)		77	82,583
Waste Management, Inc., 2.95%, 06/01/41		350	267,805
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		618	568,351

			2,341,164

Financial Services — 4.5%
ABRA Global Finance, 11.50%, 03/02/28		185	144,437
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	213,520
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	192,750
Bank of America Corp.(a)(e)
(1 day SOFR + 1.99%), 6.20%, 11/10/28		248	259,255
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29		4,000	3,851,524
Barclays PLC, (1 year CMT + 1.05%), 2.28%, 11/24/27(a)(e)		3,000	2,634,742
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27(b)		417	425,267
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(g)		2,000	1,494,720
Citigroup, Inc., (5 year CMT + 3.42%), 3.88%(a)(g)		160	135,120
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(b)(g)		1,000	977,020
Deutsche Bank AG/New York, (1 day SOFR + 3.18%), 6.72%, 01/18/29(a)		850	844,059
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		225	202,177

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Goldman Sachs Group, Inc.
3.75%, 05/22/25	USD	1,425	$1,383,839
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)(e)		4,000	3,833,178
Series R, (5 year CMT + 3.22%), 4.95%(a)(g)		465	425,820
Home Point Capital, Inc., 5.00%, 02/01/26(b)		116	87,035
HSBC Holdings PLC
6.10%, 01/14/42		610	652,949
(5 year CMT + 3.25%), 4.70%(a)(e)(g)		275	204,473
(5 year USD ICE Swap + 4.37%), 6.38%(a)(g)		1,000	918,954
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	159,734
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		220	186,250
JPMorgan Chase & Co.(a)
(1 day SOFR + 1.18%), 2.55%, 11/08/32		1,000	829,095
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30		1,000	929,586
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 5.25%, 10/01/25		30	26,394
4.25%, 02/01/27		42	33,180
4.75%, 06/15/29		46	33,250
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(g)		595	538,711
Morgan Stanley
4.00%, 07/23/25		905	885,849
(1 day SOFR + 1.73%), 5.12%, 02/01/29(a)(e)		3,000	3,023,833
(5 year CMT + 2.43%), 5.95%, 01/19/38(a)		70	69,609
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		33	29,948
5.13%, 12/15/30		69	53,021
5.75%, 11/15/31		78	60,502
NatWest Group PLC, (1 year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	990,842
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		200	96,038
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)(e)		524	468,980
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		53	45,997
5.50%, 07/15/30		104	91,510

			27,433,168

Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	100	104,894
Aramark Services, Inc.(b)
5.00%, 04/01/25	USD	73	71,839
6.38%, 05/01/25		14	14,103
5.00%, 02/01/28(e)		541	512,038
BRF SA, 4.88%, 01/24/30(d)		200	164,600
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25(e)		803	782,942
4.63%, 11/15/28		628	572,265
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	105,109
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(g)	USD	200	198,975

			2,526,765

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		62	54,173

Security		Par (000)	Value

Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	$2,031,104
Danaos Corp., 8.50%, 03/01/28(b)		100	97,122
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,330	2,222,163
Norfolk Southern Corp., 2.30%, 05/15/31		1,800	1,508,735
Union Pacific Corp.
3.38%, 02/14/42		350	288,224
3.84%, 03/20/60		800	647,673
United Rentals North America, Inc., 6.00%, 12/15/29(b)		1,202	1,218,551

			8,013,572

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	104,089
4.63%, 07/15/28(b)(e)	USD	379	359,102
3.88%, 11/01/29(b)		17	15,215
Becton Dickinson and Co.
4.30%, 08/22/32		750	724,655
4.69%, 12/15/44		600	558,202
Embecta Corp., 6.75%, 02/15/30(b)		50	45,500
Garden Spinco Corp., 8.63%, 07/20/30(b)		136	145,306
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,043,687

			2,995,756

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		37	35,844
AdaptHealth LLC(b)
6.13%, 08/01/28		49	44,989
5.13%, 03/01/30		18	15,270
Aetna, Inc., 4.50%, 05/15/42		575	516,275
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		219	183,960
Cano Health LLC, 6.25%, 10/01/28(b)		53	29,018
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		92	80,765
6.00%, 01/15/29		332	280,832
5.25%, 05/15/30		436	342,020
4.75%, 02/15/31		223	164,634
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,381,648
Encompass Health Corp.
4.75%, 02/01/30		310	281,850
4.63%, 04/01/31		141	123,170
HCA, Inc., 5.50%, 06/15/47		1,090	1,023,172
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		226	214,465
4.38%, 02/15/27		92	75,244
Medline Borrower LP(b)
3.88%, 04/01/29		379	328,782
5.25%, 10/01/29(e)		855	741,809
ModivCare, Inc., 5.88%, 11/15/25(b)		95	91,081
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		32	29,769
3.88%, 11/15/30		122	106,447
3.88%, 05/15/32		13	10,925
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	618,752
Surgery Center Holdings, Inc., 6.75%, 07/01/25(b)(e)		189	186,973
Teleflex, Inc., 4.63%, 11/15/27		14	13,675
Tenet Healthcare Corp.
4.63%, 09/01/24		98	96,272
4.88%, 01/01/26		411	402,928
6.25%, 02/01/27		123	120,957
5.13%, 11/01/27		379	363,859
4.63%, 06/15/28		55	50,730
6.13%, 10/01/28		122	116,927

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.13%, 06/15/30(b)	USD	243	$239,720
UnitedHealth Group, Inc.
5.80%, 03/15/36		1,750	1,909,952
3.05%, 05/15/41		600	472,932

			10,695,646

Health Care Technology(b) — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(e)		1,106	896,811
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30		328	288,256

			1,185,067

Hotels, Restaurants & Leisure — 1.8%
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(a)(d)(g)	EUR	100	105,090
Boyd Gaming Corp., 4.75%, 12/01/27	USD	88	84,401
Boyne USA, Inc., 4.75%, 05/15/29(b)		233	208,016
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		39	36,270
4.38%, 01/15/28(e)		214	197,554
4.00%, 10/15/30		70	60,025
Caesars Entertainment, Inc. (b)
6.25%, 07/01/25		851	851,040
8.13%, 07/01/27(e)		876	893,520
4.63%, 10/15/29(e)		433	378,659
7.00%, 02/15/30		925	941,188
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		103	103,022
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		393	379,575
Churchill Downs, Inc. (b)
5.50%, 04/01/27		244	238,897
4.75%, 01/15/28		309	289,355
Corvias Campus Living—USG LLC, 5.30%, 07/01/50		5,581	2,064,837
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		156	136,921
6.75%, 01/15/30		46	37,846
Fortune Star BVI Ltd., 6.75%, 07/02/23(d)		200	194,500
Hilton Domestic Operating Co., Inc. (b) 5.75%, 05/01/28		112	112,000
3.75%, 05/01/29		99	88,605
4.00%, 05/01/31		79	69,180
3.63%, 02/15/32		77	64,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	43,402
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	186,875
5.25%, 04/26/26(d)		250	225,000
5.75%, 07/21/28(b)		200	169,200
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		400	379,390
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		450	423,506
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		63	46,501
5.88%, 09/01/31		79	56,789
Scientific Games International, Inc. (b)
8.63%, 07/01/25		136	139,230
7.00%, 05/15/28(e)		100	99,000
7.25%, 11/15/29		96	96,185
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		135	136,395

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC(b)
4.50%, 02/15/28	USD	123	$111,008
4.63%, 12/01/31		155	130,898
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(d)	GBP	100	114,801
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	105	105,246
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(e)		125	118,125
Wynn Macau Ltd.(d)
4.88%, 10/01/24		200	192,560
5.50%, 10/01/27		200	174,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		480	436,013
7.13%, 02/15/31(e)		204	206,931

			11,126,525

Household Durables — 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		141	107,865
4.88%, 02/15/30		143	107,843
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	148,347
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		147	144,060
Meritage Homes Corp., 5.13%, 06/06/27		35	34,038
NCR Corp.(b)
5.00%, 10/01/28		73	64,164
5.13%, 04/15/29		91	78,738
6.13%, 09/01/29		57	56,221
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(e)		223	137,145
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		125	122,629
5.13%, 08/01/30		37	34,154
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		76	63,460
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	26,600

			1,125,264

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		35	33,687
4.13%, 10/15/30		116	102,498

			136,185

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.(b)
5.13%, 03/15/28(e)		539	493,492
5.00%, 02/01/31		41	34,707
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		124	118,420
Greenko Dutch BV, 3.85%, 03/29/26(d)(e)		188	169,341
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	187,913
India Cleantech Energy, 4.70%, 08/10/26(b)		229	200,266
NRG Energy, Inc.
5.75%, 01/15/28		45	44,131
5.25%, 06/15/29(b)		28	25,994
3.88%, 02/15/32(b)		45	36,000
7.00%, 03/15/33(b)		150	155,388
SCC Power PLC(b)(h)
(4.00% PIK), 4.00%, 05/17/32		134	9,518
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		247	87,721

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)	USD	121	$108,499
TransAlta Corp., 7.75%, 11/15/29		77	80,918

			1,752,308

Industrial Conglomerates — 0.4%
General Electric Co., 6.15%, 08/07/37(e)		2,150	2,305,773

Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		140	115,685
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		986	883,150
6.75%, 10/15/27(e)		1,419	1,316,122
6.75%, 04/15/28		432	427,140
5.88%, 11/01/29(e)		1,379	1,162,901
Allstate Corp.(a) (3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67(e)		1,000	944,540
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53		500	486,889
AmWINS Group, Inc., 4.88%, 06/30/29(b)		189	167,265
Aon Global Ltd.
3.88%, 12/15/25		1,445	1,409,381
4.60%, 06/14/44		500	444,846
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42		500	478,280
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		161	153,641
HUB International Ltd.(b)
7.00%, 05/01/26		938	921,874
5.63%, 12/01/29		35	30,495
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		197	204,184
10.50%, 12/15/30(b)		191	192,377
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,097,496
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33		1,500	1,621,305
Progressive Corp., 3.00%, 03/15/32		750	670,102
Prudential Financial, Inc.
5.90%, 03/17/36		500	523,811
5.70%, 12/14/36		1,625	1,724,920
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		132	115,418
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	590,190
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)		4,500	4,342,500

			21,024,512

Interactive Media & Services — 0.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		400	276,020
iliad SA(d)
5.38%, 06/14/27	EUR	100	107,577
5.63%, 02/15/30		100	105,197
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	301	257,152
6.00%, 02/15/28		29	21,457

			767,403

Internet Software & Services — 0.5%
Booking Holdings, Inc., 0.75%, 05/01/25		34	50,912
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		27	26,274
Match Group Holdings II LLC(b)
5.63%, 02/15/29		6	5,641
4.13%, 08/01/30		20	17,220

Security		Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC(b) (continued) 3.63%, 10/01/31	USD	209	$170,079
Uber Technologies, Inc.
0.00%, 12/15/25(f)		884	777,726
8.00%, 11/01/26(b)		265	271,686
7.50%, 09/15/27(b)(e)		788	812,515
6.25%, 01/15/28(b)(e)		190	189,525
4.50%, 08/15/29(b)(e)		745	678,881

			3,000,459

IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		99	81,986
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	227,685
Camelot Finance SA, 4.50%, 11/01/26(b)		279	263,655
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		534	462,375
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	824,789
Fiserv, Inc., 4.40%, 07/01/49		500	427,189
International Business Machines Corp.
4.40%, 07/27/32		500	486,976
4.75%, 02/06/33		550	546,697
2.95%, 05/15/50		750	506,106
KBR, Inc., 4.75%, 09/30/28(b)		134	119,744
McAfee Corp., 7.38%, 02/15/30(b)(e)		734	615,455
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		32	30,580
Twilio, Inc.
3.63%, 03/15/29		117	100,912
3.88%, 03/15/31(e)		340	288,497
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(e)		874	756,644

			5,739,290

Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40		218	196,337
5.45%, 11/01/41		149	125,459

			321,796

Machinery — 0.5%
Chart Industries, Inc.(b)
7.50%, 01/01/30		445	459,783
9.50%, 01/01/31		66	69,630
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		241	203,645
Madison IAQ LLC, 5.88%, 06/30/29(b)(e)		232	179,220
OT Merger Corp., 7.88%, 10/15/29(b)		78	46,023
Terex Corp., 5.00%, 05/15/29(b)		205	190,754
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		514	430,475
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(e)		400	345,695
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	200	195,752
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(e)	USD	1,207	1,139,529

			3,260,506

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		126	117,927

Media — 5.0%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	86,343
5.75%, 08/15/29(b)	USD	1,451	1,153,545
Altice France Holding SA, 10.50%, 05/15/27(b)		488	373,320

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
AMC Networks, Inc.
4.75%, 08/01/25	USD	115	$101,987
4.25%, 02/15/29		83	51,029
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 03/17/51		335	255,807
Cable One, Inc.
0.00%, 03/15/26(f)		62	48,918
1.13%, 03/15/28		492	359,652
4.00%, 11/15/30(b)		199	161,980
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		228	215,460
5.00%, 02/01/28(b)		210	193,725
6.38%, 09/01/29(b)(e)		517	493,735
4.75%, 03/01/30(b)(e)		262	226,995
4.25%, 02/01/31(b)		431	352,411
7.38%, 03/01/31(b)(e)		218	214,594
4.75%, 02/01/32(b)		401	336,781
4.50%, 05/01/32		25	20,446
4.50%, 06/01/33(b)		227	182,746
4.25%, 01/15/34(b)(e)		886	692,958
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 05/01/47		1,100	907,553
4.80%, 03/01/50		1,000	762,193
Clear Channel International BV,
6.63%, 08/01/25(b)		256	249,109
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		1,043	936,093
7.75%, 04/15/28(e)		663	497,250
7.50%, 06/01/29		604	429,263
CMG Media Corp., 8.88%, 12/15/27(b)		478	361,368
Comcast Corp.
6.45%, 03/15/37		790	904,118
3.90%, 03/01/38		1,500	1,342,637
4.70%, 10/15/48(e)		3,000	2,840,266
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,055	991,700
CSC Holdings LLC
5.25%, 06/01/24		276	266,340
5.50%, 04/15/27(b)		200	168,420
4.13%, 12/01/30(b)(e)		600	430,914
4.50%, 11/15/31(b)		813	586,181
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)(e)		299	270,804
Discovery Communications LLC, 3.45%, 03/15/25		210	201,666
DISH DBS Corp.
7.75%, 07/01/26(e)		343	226,380
5.25%, 12/01/26(b)		829	661,455
5.75%, 12/01/28(b)		478	356,708
5.13%, 06/01/29		52	27,690
DISH Network Corp., 11.75%, 11/15/27(b)		127	123,190
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27(e)		152	138,183
5.00%, 05/01/28		520	451,235
8.75%, 05/15/30		821	817,724
GCI LLC, 4.75%, 10/15/28(b)		72	62,117
Iliad Holding SASU(b)
6.50%, 10/15/26		529	504,147
7.00%, 10/15/28		802	760,930
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	481,200

Security		Par (000)	Value

Media (continued)
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)	USD	166	$39,870
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		155	101,913
Live Nation Entertainment, Inc.(b)
5.63%, 03/15/26		11	10,643
6.50%, 05/15/27(e)		821	829,821
4.75%, 10/15/27		345	319,125
3.75%, 01/15/28		132	118,140
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	99,389
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	108	97,740
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(g)		400	378,075
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(e)		269	242,323
4.25%, 01/15/29(e)		283	234,890
4.63%, 03/15/30		26	21,683
Paramount Global, 5.85%, 09/01/43		645	557,477
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26(e)		355	277,788
6.50%, 09/15/28		776	318,160
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	186,350
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(e)		666	536,963
Sirius XM Radio, Inc. (b)
5.00%, 08/01/27		403	377,293
4.00%, 07/15/28		67	57,549
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	60,509
Summer BC Holdco B SARL, 5.75%, 10/31/26(d)	EUR	100	94,351
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(h)		113	94,401
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	665,160
TEGNA, Inc., 4.75%, 03/15/26(b)		32	30,355
Univision Communications, Inc.(b)
5.13%, 02/15/25		52	51,073
6.63%, 06/01/27		70	66,374
7.38%, 06/30/30(e)		144	136,143
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	262,013
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		307	272,846
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	86,280
Walt Disney Co.
7.63%, 11/30/28	USD	385	440,282
5.40%, 10/01/43		500	526,892
Warnermedia Holdings, Inc., 6.41%, 03/15/26		65	65,328
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	138,392
Ziggo BV, 4.88%, 01/15/30(b)		200	170,500

			30,245,357

Metals & Mining — 1.3%
ABJA Investment Co. Pte. Ltd.(d)
5.95%, 07/31/24		250	248,125
5.45%, 01/24/28		200	193,162
Arconic Corp.(b)
6.00%, 05/15/25		89	89,000
6.13%, 02/15/28(e)		393	386,597
ATI, Inc.
5.88%, 12/01/27		121	118,205
4.88%, 10/01/29		68	61,884
5.13%, 10/01/31		187	170,170
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		982	974,498

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Carpenter Technology Corp. 6.38%, 07/15/28	USD	180	$175,573
7.63%, 03/15/30		151	156,186
Constellium SE 4.25%, 02/15/26(d)	EUR	100	105,223
5.63%, 06/15/28(b)	USD	250	236,006
3.75%, 04/15/29(b)		1,091	945,035
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	196,500
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		98	87,222
4.50%, 06/01/31		535	439,347
New Gold, Inc., 7.50%, 07/15/27(b)		470	452,408
Nexans SA, 5.50%, 04/05/28	EUR	100	110,519
Novelis Corp.(b) 3.25%, 11/15/26(e)	USD	749	684,485
4.75%, 01/30/30(e)		534	490,637
3.88%, 08/15/31		528	444,703
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	94,290
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	389,932
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		82	73,219
Stillwater Mining Co., 4.00%, 11/16/26(d)		200	178,500
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	160,162

			7,661,588

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,012,150
NiSource, Inc., 1.70%, 02/15/31		400	316,627

			1,328,777

Offshore Drilling & Other Services — 0.3%
Entegris Escrow Corp., 4.75%, 04/15/29(b)		1,279	1,209,170
Entegris, Inc. (b) 4.38%, 04/15/28		294	265,608
3.63%, 05/01/29		79	68,189
KLA Corp., 3.30%, 03/01/50		500	382,197

			1,925,164

Oil, Gas & Consumable Fuels — 8.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		559	548,502
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		203	198,335
5.75%, 01/15/28		39	37,440
5.38%, 06/15/29		140	131,760
Antero Resources Corp., 7.63%, 02/01/29(b)		83	84,867
Apache Corp. 4.25%, 01/15/30(e)		113	103,112
5.10%, 09/01/40(e)		202	171,195
5.35%, 07/01/49		97	74,965
Arcosa, Inc., 4.38%, 04/15/29(b)		238	211,668
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		585	710,633
5.88%, 06/30/29		96	84,720
Buckeye Partners LP 4.13%, 03/01/25(b)		179	169,319
5.85%, 11/15/43		94	70,978
5.60%, 10/15/44		59	41,780
Burlington Resources LLC, 5.95%, 10/15/36		685	743,108

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co. 8.25%, 07/15/25	USD	31	$30,783
6.38%, 07/01/26		111	105,450
8.00%, 08/01/28(b)		438	433,927
7.50%, 06/15/30(b)		375	352,500
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	88,705
Cheniere Energy Partners LP 4.50%, 10/01/29(e)	USD	714	663,314
4.00%, 03/01/31		174	154,850
3.25%, 01/31/32(e)		625	516,325
Chesapeake Energy Corp.(b) 5.88%, 02/01/29		28	26,653
6.75%, 04/15/29		305	302,792
Civitas Resources, Inc., 5.00%, 10/15/26(b)		60	56,401
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	56,760
CNX Resources Corp.(b) 6.00%, 01/15/29		46	43,010
7.38%, 01/15/31(e)		137	134,945
Comstock Resources, Inc.(b) 6.75%, 03/01/29(e)		472	431,899
5.88%, 01/15/30		484	415,828
ConocoPhillips, 6.50%, 02/01/39		600	697,282
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,000	898,850
Crescent Energy Finance LLC(b) 7.25%, 05/01/26		496	466,240
9.25%, 02/15/28(e)		180	172,575
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		34	32,756
6.00%, 02/01/29		281	267,509
8.00%, 04/01/29		29	29,580
7.38%, 02/01/31		69	69,000
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25(e)		673	659,580
5.00%, 05/01/29		29	27,017
DCP Midstream Operating LP(b) 6.45%, 11/03/36		106	109,937
6.75%, 09/15/37		172	186,574
Devon Energy Corp. 5.85%, 12/15/25		1,000	1,016,065
4.75%, 05/15/42		300	261,090
Diamondback Energy, Inc., 6.25%, 03/15/33		431	455,471
DT Midstream, Inc., 4.38%, 06/15/31(b)		337	293,591
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)(e)		189	183,392
Ecopetrol SA 4.63%, 11/02/31		130	99,404
8.88%, 01/13/33		175	176,531
5.88%, 05/28/45		111	76,035
eG Global Finance PLC(b) 6.75%, 02/07/25		241	223,055
8.50%, 10/30/25		200	187,204
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)		101	86,802
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	1,759,687
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		950	845,208
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		239	237,207
Energy Transfer LP 4.05%, 03/15/25		500	490,401

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued) 4.75%, 01/15/26	USD	1,250	$1,234,475
3.90%, 07/15/26		310	298,134
3.75%, 05/15/30(e)		577	532,462
5.30%, 04/15/47		540	473,194
Series H, (5 year CMT + 5.69%), 6.50%(a)(g)		307	270,160
EnLink Midstream LLC 5.63%, 01/15/28(b)		235	230,300
5.38%, 06/01/29		280	269,500
6.50%, 09/01/30(b)		160	161,794
EnLink Midstream Partners LP 4.15%, 06/01/25		4	3,880
4.85%, 07/15/26		67	64,487
5.60%, 04/01/44		155	126,506
5.45%, 06/01/47		42	33,473
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,519,444
EOG Resources, Inc., 5.10%, 01/15/36		200	198,538
EQM Midstream Partners LP 6.00%, 07/01/25(b)		89	87,985
4.13%, 12/01/26		68	61,754
6.50%, 07/01/27(b)		245	237,474
4.50%, 01/15/29(b)		13	11,050
7.50%, 06/01/30(b)		57	55,219
4.75%, 01/15/31(b)		348	288,840
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		72	69,743
7.75%, 02/01/28		107	103,744
8.88%, 04/15/30		109	110,362
Gulfport Energy Corp., 8.00%, 05/17/26(b)		25	24,750
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	39,893
Hess Corp., 4.30%, 04/01/27		1,100	1,073,737
Hilcorp Energy I LP/Hilcorp Finance Co. (b) 6.25%, 11/01/28		70	66,429
5.75%, 02/01/29		146	134,400
6.00%, 02/01/31		11	10,128
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	188,912
HTA Group Ltd., 7.00%, 12/18/25(b)		200	189,875
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	159,600
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)(c)		1,614	1,451,377
ITT Holdings LLC, 6.50%, 08/01/29(b)		232	195,882
Kinder Morgan, Inc. 4.80%, 02/01/33		276	266,292
5.05%, 02/15/46(e)		1,400	1,234,420
Kinetik Holdings LP, 5.88%, 06/15/30(b)(e)		364	350,350
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		22	21,392
Marathon Petroleum Corp., 6.50%, 03/01/41(e)		1,150	1,226,850
Matador Resources Co., 5.88%, 09/15/26		366	361,103
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	275,040
MPLX LP 4.25%, 12/01/27		250	242,079
4.80%, 02/15/29		500	495,348
Murphy Oil Corp. 5.75%, 08/15/25		9	8,888
5.88%, 12/01/27		40	38,957
6.13%, 12/01/42		18	14,913
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	86,536
Nabors Industries Ltd.(b) 7.25%, 01/15/26		140	133,525
7.50%, 01/15/28		204	188,272

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc. 5.75%, 02/01/25	USD	713	$690,719
7.38%, 05/15/27(b)		258	252,680
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		630	606,375
6.50%, 09/30/26		928	853,760
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(e)		128	123,505
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	152,071
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		660	654,687
NuStar Logistics LP 6.00%, 06/01/26		99	97,041
6.38%, 10/01/30		17	16,311
Occidental Petroleum Corp. 8.88%, 07/15/30		187	217,507
6.63%, 09/01/30(e)		666	701,411
6.13%, 01/01/31		27	28,012
7.50%, 05/01/31		64	70,586
6.45%, 09/15/36(e)		167	175,589
6.20%, 03/15/40		489	491,641
4.63%, 06/15/45		18	14,418
6.60%, 03/15/46		199	209,226
4.40%, 04/15/46		69	54,682
4.20%, 03/15/48		22	17,050
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(d)		200	203,000
OQ SAOC, 5.13%, 05/06/28(b)		200	189,850
PDC Energy, Inc. 6.13%, 09/15/24		58	57,710
5.75%, 05/15/26		164	159,646
Permian Resources Operating LLC(b) 5.38%, 01/15/26		32	30,331
7.75%, 02/15/26		384	384,960
6.88%, 04/01/27		138	135,008
5.88%, 07/01/29		449	425,154
Petroleos Mexicanos 6.50%, 03/13/27		212	191,563
8.75%, 06/02/29		204	188,727
5.95%, 01/28/31		245	186,420
6.70%, 02/16/32		235	186,308
6.38%, 01/23/45		48	30,432
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29		116	103,710
Precision Drilling Corp., 6.88%, 01/15/29(b)		9	8,167
Puma International Financing SA, 5.13%, 10/06/24(b)		200	187,000
Range Resources Corp., 4.88%, 05/15/25		10	9,804
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		128	113,442
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	32,070
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(e)		1,750	1,785,892
SM Energy Co. 5.63%, 06/01/25		111	107,625
6.75%, 09/15/26		85	83,356
6.63%, 01/15/27		14	13,449
6.50%, 07/15/28		114	108,786
Southwestern Energy Co. 5.38%, 02/01/29(e)		212	199,810
4.75%, 02/01/32		4	3,532
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,071,020
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		38	37,517
5.88%, 03/15/28		4	3,840

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25	USD	9	$8,996
6.00%, 03/01/27		29	27,451
5.50%, 01/15/28		56	51,204
6.00%, 12/31/30		20	17,875
6.00%, 09/01/31		88	77,816
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		519	454,674
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	469,551
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		125	128,634
Transocean, Inc.(b)
7.50%, 01/15/26		174	157,985
11.50%, 01/30/27		106	109,477
8.75%, 02/15/30		689	702,780
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		590	532,180
4.13%, 08/15/31		539	473,555
3.88%, 11/01/33(e)		1,154	969,360
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	98,355
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	182,537
Western Midstream Operating LP
6.15%, 04/01/33		50	50,678
5.45%, 04/01/44		229	199,693
5.30%, 03/01/48		75	63,548
5.50%, 08/15/48		69	59,421
5.50%, 02/01/50		678	575,283
Williams Cos., Inc.
3.90%, 01/15/25		1,150	1,127,520
4.00%, 09/15/25		750	732,420

			51,062,426

Passenger Airlines — 1.4%
Air Canada, 3.88%, 08/15/26(b)		324	294,192
Allegiant Travel Co., 7.25%, 08/15/27(b)		80	79,640
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		1,003	886,920
Series 2015-2, Class AA, 3.60%, 03/22/29		1,003	918,358
American Airlines, Inc.(b)
11.75%, 07/15/25		530	579,841
7.25%, 02/15/28		47	45,708
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		189	186,029
5.75%, 04/20/29		630	604,635
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		150	123,308
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100	97,588
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(e)	USD	168	159,492
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		631	629,093
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27		2,313	2,219,237
Series 2020-1, Class A, 5.88%, 04/15/29		362	361,083
Series 2020-1, Class B, 4.88%, 07/15/27		25	24,480
United Airlines, Inc.(b)
4.38%, 04/15/26		393	375,988
4.63%, 04/15/29		657	594,257

			8,179,849

Pharmaceuticals — 1.6%
AbbVie, Inc.
3.20%, 05/14/26		500	482,761

Security		Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.55%, 03/15/35(e)	USD	2,140	$2,092,421
4.45%, 05/14/46(e)		2,095	1,895,582
Bristol-Myers Squibb Co.
3.55%, 03/15/42		350	297,675
4.35%, 11/15/47		300	278,986
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	99,774
CVS Health Corp.
5.13%, 07/20/45	USD	700	664,062
5.05%, 03/25/48		1,821	1,703,557
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	98,147
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	184,000
Option Care Health, Inc., 4.38%, 10/31/29(b)		166	146,593
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)
4.13%, 04/30/28		240	219,386
5.13%, 04/30/31(e)		387	343,518
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		500	422,197
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	109,498
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	202,625
3.15%, 10/01/26		115	103,428
4.75%, 05/09/27		200	186,000
7.88%, 09/15/29		200	208,500

			9,738,710

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		68	62,971

Real Estate Management & Development — 0.3%
Agps Bondco PLC, 2.75%, 11/13/26(d)(i)(j)	EUR	100	41,927
China SCE Group Holdings Ltd., 7.38%, 04/09/24(d)	USD	200	135,000
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24(d)(i)(j)		200	41,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(d)		200	159,000
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(h)		218	50,106
Fantasia Holdings Group Co. Ltd.(i)(j)
11.75%, 04/17/22(d)		200	20,500
10.88%, 01/09/23		307	31,468
11.88%, 06/01/23(d)		400	41,000
9.25%, 07/28/23(d)		300	30,750
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(d)		200	191,725
Modern Land China Co. Ltd., (2.00% Cash or 2.00% PIK), 9.00%, 12/30/26(d)(h)(i)(j)		226	15,260
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		180	134,723
5.25%, 04/15/30		91	66,328
Ronshine China Holdings Ltd., 7.35%, 12/15/23(d)(i)(j)		200	13,500
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	160,662
VICI Properties LP, 5.13%, 05/15/32		439	413,599
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		200	193,500
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23(d)		250	249,375
Yuzhou Group Holdings Co. Ltd.(d)(i)(j)
7.70%, 02/20/25		263	23,013
7.38%, 01/13/26		200	17,500
Zhenro Properties Group Ltd., 7.88%, 04/14/24(d)(i)(j)		200	15,000

			2,044,936

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc.
4.75%, 04/15/29(e)		2,500	2,468,216

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.30%, 11/15/32	USD	466	$429,345
3.42%, 04/15/33(b)		287	240,136
3.14%, 11/15/35(b)		162	124,588
Intel Corp.
5.13%, 02/10/30		750	763,843
2.00%, 08/12/31(e)		1,000	823,701
Marvell Technology, Inc., 2.95%, 04/15/31		166	138,618
QUALCOMM, Inc., 4.65%, 05/20/35		250	252,324
Sensata Technologies B.V.(b)
5.00%, 10/01/25		70	69,487
5.88%, 09/01/30		200	198,250
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		36	32,802
Synaptics, Inc., 4.00%, 06/15/29(b)(e)		112	96,447

			5,637,757

Software — 1.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		262	259,380
Alteryx, Inc., 8.75%, 03/15/28		164	165,061
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	107,172
7.13%, 10/02/25(b)	USD	187	186,109
9.13%, 03/01/26(b)		948	919,295
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		533	523,874
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)(e)		1,818	1,608,210
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		30	26,182
Elastic NV, 4.13%, 07/15/29(b)		254	216,853
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	162,493
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		76	65,264
Microsoft Corp., 2.92%, 03/17/52(e)		1,600	1,216,275
MicroStrategy, Inc., 6.13%, 06/15/28(b)(e)		305	270,688
Open Text Corp., 6.90%, 12/01/27(b)		615	634,434
Oracle Corp.
2.88%, 03/25/31		185	158,305
6.25%, 11/09/32		339	364,612
5.38%, 07/15/40(e)		3,025	2,896,115
4.00%, 11/15/47		400	305,103
3.95%, 03/25/51		600	451,486
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		647	627,783
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		189	142,272

			11,306,966

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		344	333,680

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29		123	101,806
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(e)		493	483,934
Staples, Inc., 7.50%, 04/15/26		157	137,552

			723,292

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
4.65%, 02/23/46(e)	USD	2,400	$2,416,807
3.75%, 11/13/47		1,000	876,390
Coherent Corp., 5.00%, 12/15/29(b)		523	474,727

			3,767,924

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 9.00%, 02/15/31(b)		203	207,821

Tobacco — 0.8%
Altria Group, Inc.
2.45%, 02/04/32		200	157,436
5.38%, 01/31/44(e)		2,000	1,829,703
Reynolds American, Inc.
4.45%, 06/12/25		635	623,529
7.00%, 08/04/41		1,000	1,024,390
5.85%, 08/15/45		1,500	1,352,339

			4,987,397

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	194,375
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	95,600
FedEx Corp., 4.75%, 11/15/45(e)	USD	1,250	1,129,060
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	173,918
i-595 Express LLC, 3.31%, 12/31/31(a)(c)		696	656,495
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	563,597

			2,813,045

Utilities — 0.8%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,329,254
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		48	41,701
6.50%, 10/15/28		45	37,318
Electricite de France SA, 5.60%, 01/27/40(b)(e)		2,800	2,653,721
FEL Energy VI SARL, 5.75%, 12/01/40		185	151,528
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		576	485,388
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		211	205,182
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		12	11,650
5.00%, 07/31/27		12	11,346
4.38%, 05/01/29		58	51,354

			4,978,442

Wireless Telecommunication Services — 1.2%
Altice France SA/France(b)
5.13%, 07/15/29		544	409,360
5.50%, 10/15/29		200	152,931
Crown Castle, Inc., 3.10%, 11/15/29		750	666,622
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	157,474
Millicom International Cellular SA, 4.50%, 04/27/31(b)		200	159,250
Rogers Communications, Inc., 7.50%, 08/15/38(e)		2,325	2,683,956
SBA Communications Corp., 3.13%, 02/01/29(e)		321	279,251
Sprint LLC, 7.63%, 03/01/26		234	247,450
T-Mobile USA, Inc.
2.55%, 02/15/31		500	423,796
4.50%, 04/15/50		500	435,446
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		37	36,676

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
3.50%, 02/15/25	USD	75	$71,079
4.63%, 06/15/25		33	31,905
4.25%, 12/01/26		73	68,110
4.63%, 12/01/29		378	344,099
4.13%, 08/15/30		267	235,837
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	98,071
Vodafone Group PLC, 4.25%, 09/17/50	USD	700	572,263

			7,073,576

Total Corporate Bonds — 69.5%
(Cost: $446,898,013)			420,565,397

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		404	392,300
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		519	511,489

			903,789

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		76	73,064
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		165	138,103

			211,167

Banks — 0.1%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		613	589,079

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		20	14,917

Capital Markets — 0.1%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		122	108,929
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27		104	100,267
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		145	132,795

			341,991

Chemicals — 0.2%
Arc Falcon I, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/02/28		16	14,583
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 09/30/28		110	98,648
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		198	193,296

Security		Par (000)		Value

Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29	USD	361		$341,386
Momentive Performance Materials, Inc., 2023 Term Loan, (3 mo. SOFR + 4.50%), 9.29%, 03/31/28(c)(k)		149		145,647
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		133		132,197

				925,757

Commercial Services & Supplies — 0.1%
Propulsion BC Newco. LLC, Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 8.90%, 09/14/29		70		68,363
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		627		625,287

				693,650

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24		1,327		1,233,925

Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		96		95,075

Diversified Consumer Services — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, (3 mo. LIBOR US + 4.00%), 8.84%, 01/29/27(c)		41		40,028
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		83		71,241
TruGreen LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.50%), 13.33%, 11/02/28(c)		106		68,900

				180,169

Diversified Telecommunication Services — 0.1%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		144		136,538
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.08%, 02/01/29		333		328,829

				465,367

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		63		63,026

Financial Services — 0.2%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		66		63,242
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%),
9.34%, 07/31/26		—	(l)	33
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 12/01/27		114		104,990
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 11/06/28		101		100,405

17

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%),
9.00%, 10/01/27	USD	301	$286,465
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%),
8.09%, 09/25/26		38	31,374
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		298	294,573

			881,082

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%),
8.42%, 10/25/27(c)		33	32,427

Gas Utilities — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		171	165,082

Health Care Equipment & Supplies — 0.0%
Bausch and Lomb, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%),
8.46%, 05/10/27		11	10,510

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., 2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		39	32,880
LifePoint Health, Inc., 2018 Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 11/16/25		76	72,710
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.25%),
12.98%, 04/29/25		108	64,595
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		113	111,862
WCG Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.00%),
8.95%, 01/08/27		118	110,980

			393,027

Health Care Technology — 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		1,110	1,037,743
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%),
9.16%, 06/02/28		197	179,624

			1,217,367

Hotels, Restaurants & Leisure — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		169	166,500
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%),
7.91%, 12/15/27		111	108,965

			275,465

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		146	130,604
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		282	236,535

			367,139

Security		Par (000)	Value

Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.25%), 12.06%, 09/01/25	USD	156	$138,548

Insurance — 0.0%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27		93	92,096
Hub International Ltd., 2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%),
8.73%, 11/10/29		140	138,969

			231,065

Interactive Media & Services — 0.0%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		23	23,075

IT Services — 0.0%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28		65	57,638
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		45	44,559
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		109	78,569

			180,766

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%),
11.76%, 05/25/27		70	70,057

Machinery — 0.2%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR US + 5.00%), 9.84%, 09/21/26		201	195,136
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		204	202,178
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%),
9.41%, 04/05/29		185	175,850
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		598	565,340

			1,138,504

Media — 0.2%
Altice France SA/France, 2018 Term Loan B13, (3 mo. LIBOR US + 4.00%), 8.86%, 08/14/26		94	90,452
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%),
8.33%, 08/21/26		672	624,577
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		35	31,967
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		297	240,509

			987,505

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%),
8.70%, 10/12/28(c)		63	58,938

Oil, Gas & Consumable Fuels — 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25		1,541	1,632,424

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24	USD	9	$5,639
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		78	77,128

			1,715,191

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		433	438,852
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		208	207,445
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		105	109,107
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		419	415,416

			1,170,820

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 0.00%, 05/04/25(k)		48	45,711

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		110	109,173
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		139	122,932

			232,105

Real Estate Management & Development — 0.0%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		222	212,582

Software — 0.8%
Boxer Parent Co., Inc., 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.50%), 10.34%, 02/27/26		279	267,667
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		119	118,178
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		234	205,994
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(c)		198	188,641
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		372	334,502
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		62	61,160
2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 07/30/27		89	87,606
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 8.66%, 03/11/28		80	78,111
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		564	463,420
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		280	207,200

Security		Par (000)	Value

Software (continued)
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29	USD	473	$443,311
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		103	90,812
Proofpoint, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		19	18,606
2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		250	235,019
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28		217	209,826
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		9	9,056
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 12/17/27		48	40,566
2021 Term Loan B2, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 12/17/27		77	64,962
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		487	480,341
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.50%), 9.34%, 08/11/28		117	110,917
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		439	398,028
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		295	281,819
Ultimate Software Group, Inc.
2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.25%), 8.03%, 05/04/26		186	180,839
Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 05/04/26		144	141,010

			4,717,591

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		290	288,891
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(c)		75	74,625

			363,516

Trading Companies & Distributors — 0.0%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		175	167,557

Transportation — 0.0%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.46%, 07/02/29		144	144,042

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		18	17,590

Total Floating Rate Loan Interests — 3.4%
(Cost: $21,560,979)			20,675,174

19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)	USD 200	$178,500

Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)	5,890	6,503,067

Colombia — 0.2%
Colombia Government International Bond
4.50%, 01/28/26	300	287,400
3.88%, 04/25/27	200	181,537
3.13%, 04/15/31	400	305,200
8.00%, 04/20/33	200	205,100

		979,237

Dominican Republic — 0.2%
Dominican Republic International Bond
6.88%, 01/29/26(d)	115	116,459
5.95%, 01/25/27(d)	228	223,982
5.50%, 02/22/29(b)	160	150,230
4.50%, 01/30/30(b)	226	196,309
7.05%, 02/03/31(b)	150	150,844
4.88%, 09/23/32(b)	300	254,400

		1,092,224

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)	219	117,617

Guatemala — 0.1%
Guatemala Government Bond
4.50%, 05/03/26(d)	200	194,600
5.25%, 08/10/29(b)	200	194,350
5.38%, 04/24/32(b)	200	193,475

		582,425

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	400	382,800

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)	200	176,000

Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47	228	210,330
6.75%, 01/17/48	200	189,250

		399,580

Pakistan — 0.0%
Pakistan Government International Bond, 6.00%, 04/08/26(d)	200	72,022

Paraguay — 0.1%
Paraguay Government International Bond(b)
4.95%, 04/28/31	200	192,725
5.40%, 03/30/50	200	171,412

		364,137

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(b)	204	200,685

Security	Par (000)	Value

Romania (continued)
Romanian Government International Bond (continued)
2.50%, 02/08/30(d)	EUR 222	$192,005
2.12%, 07/16/31(d)	226	178,615

		571,305

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)	USD 200	159,000

South Africa — 0.0%
Republic of South Africa Government International Bond
4.85%, 09/30/29	200	179,000
5.88%, 04/20/32(e)	200	181,250

		360,250

Sri Lanka — 0.0%
Sri Lanka Government International Bond(d)(i)(j)
6.85%, 03/14/24	432	151,686
7.85%, 03/14/29	200	69,772

		221,458

Ukraine — 0.0%
Ukraine Government International Bond(i)(j)
7.75%, 09/01/27(d)	385	68,650
7.25%, 03/15/35(b)	200	34,163

		102,813

Total Foreign Agency Obligations — 2.0% (Cost: $12,854,383)		12,262,435

Municipal Bonds

California — 1.1%
City of Los Angeles California, GO, Series A, 5.00%, 09/01/42	2,000	2,005,412
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,900	2,127,656
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43	1,600	1,215,855
University of California, RB, BAB, 5.95%, 05/15/45	885	977,247

		6,326,170

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57	1,907	1,963,674

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45	1,000	700,480
State of Hawaii, GO, Series GK, 6.15%, 10/01/38	1,000	1,100,076

		1,800,556

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33	2,000	1,992,696

Massachusetts — 0.1%
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40	500	418,086

New York — 1.4%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39	1,295	1,644,646
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40	165	125,323

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB, 5.72%, 06/15/42	USD 1,390	$1,552,196
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-1, 4.00%, 02/01/41	1,000	1,001,706
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,900	2,011,346
Series F, 5.63%, 03/15/39	1,100	1,158,570
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	780	834,035

		8,327,822

Total Municipal Bonds — 3.5% (Cost: $20,127,093)		20,829,004

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.0%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	411	364,873
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 4.95%, 03/20/47(a)	375	303,857
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.50%), 5.35%, 09/25/47(a)	4,123	562,177
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37	219	180,525
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	831	729,023
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)	578	584,835
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)	3,050	2,821,133
Series 2020-3, Class M1, 3.36%, 04/27/65(a)	3,820	3,402,714
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	1,640	1,584,190
Series 2022-7, Class A1, 5.16%, 04/25/67	2,266	2,226,438
Series 2022-9, Class A1, 6.79%, 12/25/67	383	385,796
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)	2,876	2,791,878
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)	296	280,272
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65	1,500	1,417,995
Series 2021-2, Class A1, 0.93%, 06/25/66	212	169,989
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)	1,178	1,124,214
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.15%, 06/19/35(a)	110	95,132
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)	1,099	889,620
GS Mortgage-Backed Securities Trust(a)(b)
Series 2021-PJ2, Class A2, 2.50%, 11/25/51	950	769,152
Series 2021-PJ7, Class A2, 2.50%, 01/25/52	2,486	2,011,516
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	83	54,223
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)	1,254	1,228,051
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36	42	17,552
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)	498	474,780
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)	776	659,325

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)	USD 808	$682,522
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.88%, 05/25/36(a)	142	102,565
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)	2,750	1,993,868
Series 2023-NQM1, Class A1, 5.75%, 11/25/67	947	939,383
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)	718	605,976
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62	559	559,668
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)	786	786,400
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)	1,070	903,174
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)	724	711,510
Spruce Hill Mortgage Loan Trust, Class A1A, 4.10%, 07/25/57(b)	742	705,928
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	2,050	1,531,927
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)	2,000	1,633,292
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67	3,108	2,905,396
Series 2022-7, Class A1, 5.15%, 07/25/67	1,755	1,717,702
Series 2022-INV2, Class A1, 6.79%, 10/25/67	560	564,244
Series 2023-1, Class A1, 5.85%, 12/25/67	1,104	1,094,717

		42,567,532

Commercial Mortgage-Backed Securities — 4.7%
3650R 2021-PF1 Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54	1,250	1,016,630
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b)	4,170	3,759,284
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 5.12%, 07/25/37(a)(b)	697	615,461
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1 mo. SOFR + 1.03%), 5.86%, 10/15/36	1,129	1,116,179
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 5.61%, 12/15/38	605	583,006
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 5.36%, 06/15/38	1,663	1,598,520
Series 2021-XL2, Class A, (1 mo. LIBOR US + 0.69%), 5.37%, 10/15/38	463	443,895
Series 2022-LP2, Class A, (1 mo. SOFR + 1.01%), 5.84%, 02/15/39	1,634	1,573,017
BX Trust(a)(b)
Class A, (1 mo. SOFR + 0.85%), 5.68%, 01/15/39	1,300	1,248,276
Series 2021-LBA, Class AJV, (1 mo. SOFR + 0.91%), 5.74%, 02/15/36	1,690	1,610,363
Series 2021-SDMF, Class A, (1 mo. LIBOR US + 0.59%), 5.27%, 09/15/34	199	192,034
Series 2022-GPA, Class A, (1 mo. SOFR + 2.17%), 6.99%, 10/15/39	650	641,853
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52	550	466,660
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class A, 4.15%, 01/10/36(b)	700	685,783

21

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust, Class A, (1 mo. LIBOR US + 0.90%), 5.58%, 11/15/37(a)(b)	USD 238	$231,761
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1 mo. LIBOR US + 3.71%), 8.39%, 10/15/37(a)(b)	900	831,896
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 6.94%, 07/15/38(a)(b)	810	771,629
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, (1 mo. SOFR + 0.73%), 5.56%, 08/15/36(a)(b)	700	693,060
GS Mortgage Securities Trust, 3.84%, 02/10/52	930	884,845
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30 day Average SOFR + 1.4%), 5.96%, 03/15/39(a)(b)	1,700	1,644,591
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1, 4.63%, 07/25/63	348	326,818
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A, (1 mo. SOFR + 0.66%), 5.49%, 12/15/37(a)(b)	315	305,546
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 5.85%, 04/25/31(a)(b)	993	982,184
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48	1,200	1,143,470
STWD Trust 2021-FLWR, Series 2021-FLWR, Class A, (1 mo. LIBOR US + 0.58%), 5.26%, 07/15/36(a)(b)	1,207	1,156,080
TPGI Trust 2021-DGWD, Series 2021-DGWA, Class A, (1 mo. LIBOR US + 0.70%), 5.38%, 06/15/26(a)(b)	1,120	1,076,450
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52	1,200	1,046,087
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59	1,700	1,594,227

		28,239,605

Total Non-Agency Mortgage-Backed Securities — 11.7% (Cost: $77,725,009)		70,807,137

Preferred Securities

Capital Trusts — 5.1%(a)

Banks(g) — 1.9%
AIB Group PLC, 5.25%(d)	EUR 200	194,668
Banco Mercantil del Norte SA, 6.75%(b)	USD 200	189,600
Bank of East Asia Ltd., 5.88%(d)	250	217,156
Industrial & Commercial Bank of China Ltd., 3.20%(d)	250	233,750
ING Groep NV, Series NC10, 4.25%	1,500	991,455
Kasikornbank PCL, 5.28%(d)	300	274,650
Nordea Bank Abp, 6.13%(b)	2,960	2,736,710
PNC Financial Services Group, Inc.(e)
Series V, 6.20%	205	192,874
Series W, 6.25%	1,705	1,585,650
Rizal Commercial Banking Corp., 6.50%(d)	200	176,413
U.S. Bancorp, Series J, 5.30%(e)	1,900	1,616,904
Wells Fargo & Co., Series S, 5.90%(e)	3,390	3,213,890

		11,623,720

Security	Par (000)	Value

Capital Markets — 0.4%
Bank of New York Mellon Corp., 4.63%(g)	USD 2,750	$2,459,446

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(d)(g)	EUR 200	209,405

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(g)	USD 115	95,277
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR 100	106,281
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD 2,750	2,420,182

		2,621,740

Financial Services(g) — 2.2%
Bank of America Corp., Series FF, 5.88%	3,500	3,149,125
Barclays PLC, 4.38%	310	211,920
Credit Agricole SA, 4.75%(b)	200	150,180
HSBC Holdings PLC(e)
6.50%	1,090	953,655
6.00%	435	391,883
JPMorgan Chase & Co., Series FF, 5.00%	2,500	2,400,250
Lloyds Banking Group PLC
8.00%	200	184,250
7.50%	1,750	1,623,685
NatWest Group PLC, 6.00%	1,575	1,436,557
Societe Generale SA, 7.88%(b)	1,000	936,400
UBS Group AG, 4.88%(b)	2,000	1,557,740
Woori Bank, 4.25%(d)	250	234,344

		13,229,989

Independent Power and Renewable Electricity Producers(b)(g) — 0.1%
NRG Energy, Inc., 10.25%	325	310,573
Vistra Corp., 7.00%	162	142,560

		453,133

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(d)(g)	EUR 100	47,748

Utilities — 0.0%
Electricite de France SA, 3.38%(d)(g)	200	161,374

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(d)	100	106,657

		30,913,212

	Shares

Preferred Stocks — 0.3%(a)(g)

Capital Markets — 0.3%
Morgan Stanley, Series K	66,567	1,649,530

Financial Services — 0.0%
Fannie Mae, Series S	10,000	17,200

		1,666,730

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Shares	Value

Trust Preferred — 0.1%

Financial Services — 0.1%
Citigroup Capital XIII, 10/30/40(a)	29,583	$844,299

		844,299

Total Preferred Securities — 5.5% (Cost: $36,951,339)		33,424,241

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Freddie Mac Mortgage-Backed Securities, 1.50%, 05/01/31(e)	USD 7,144	6,559,932

Collateralized Mortgage Obligations(e) — 4.9%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45	1,636	1,475,413
Series 2022-25, Class KL, 4.00%, 05/25/52	14,500	13,442,947
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44	1,795	1,725,048
Series 4398, Class ZX, 4.00%, 09/15/54	10,776	9,995,088
Series 4549, Class TZ, 4.00%, 11/15/45	3,236	3,094,432

		29,732,928

Mortgage-Backed Securities — 17.8%
Fannie Mae, 5.63%, 07/15/37(e)	1,600	1,856,310
Fannie Mae Mortgage-Backed Securities(e)
4.50%, 07/01/55	2,902	2,908,269
4.00%, 02/01/56 - 04/01/56	3,121	3,046,900
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	841	157,660
Freddie Mac Mortgage-Backed Securities(e)
3.00%, 04/01/33	1,728	1,648,022
4.50%, 03/01/47	600	603,760
Ginnie Mae(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 1.74%, 12/16/39	640	50,824
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 1.94%, 04/16/41	5,345	391,764
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33(e)	25	25,797
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(f)	6,055	4,546,041
Uniform Mortgage-Backed Securities
5.00%, 08/01/34 - 04/13/53(e)(m)	23,535	23,672,673
3.50%, 09/01/34 - 04/13/53(e)(m)	16,281	15,258,889
4.50%, 06/01/37 - 04/13/53(e)(m)	17,326	17,113,807
5.50%, 12/01/37 - 04/13/53(e)(m)	18,101	18,342,470
6.00%, 12/01/38(e)	225	235,213
4.00%, 10/01/49 - 09/01/52(e)	7,646	7,409,318
3.00%, 02/01/52	12,000	10,766,143

		108,033,860

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations(n) — 0.0%
Fannie Mae Interest Strip, Series 228, Class 1, 0.00%, 06/25/23	USD —	(l)	$6
Fannie Mae REMICS, Series 1993-70, Class A, 0.00%, 05/25/23	—	(l)	2

			8

Total U.S. Government Sponsored Agency Securities — 23.8% (Cost: $146,846,997)			144,326,728

U.S. Treasury Obligations
U.S. Treasury Bonds(e)
3.00%, 11/15/44	33,795		29,478,217
2.50%, 02/15/46	57,350		45,548,445
2.75%, 11/15/47	2,000		1,663,906
U.S. Treasury Notes, 3.00%, 07/31/24(e)	39,505		38,785,886

Total U.S. Treasury Obligations — 19.1% (Cost: $132,337,432)			115,476,454

Total Long-Term Investments — 152.7% (Cost: $985,432,733)			924,512,770

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(o)(p)	8,230,152		8,230,152

Total Short-Term Securities — 1.4% (Cost: $8,230,152)			8,230,152

Total Investments Before TBA Sale Commitments — 154.1% (Cost: $993,662,885)			932,742,922

	Par (000)

TBA Sale Commitments(m)

Mortgage-Backed Securities — (1.3)%
Uniform Mortgage-Backed Securities
3.50%, 04/13/53	USD (5,000)		(4,645,899)
4.00%, 04/13/53	(3,000)		(2,869,230)

Total TBA Sale Commitments — (1.3)% (Proceeds: $(7,425,578))			(7,515,129)

Total Investments, Net of TBA Sale Commitments — 152.8% (Cost: $986,237,307)			925,227,793

Liabilities in Excess of Other Assets — (52.8)%			(319,687,722)

Net Assets — 100.0%			$605,540,071

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

23

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

(f)	Zero-coupon bond.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Rounds to less than 1,000.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,477,689	$5,752,463	(a)	$—	$—	$—	$8,230,152	8,230,152	$94,320	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	4.82	%(b)	01/23/23	Open	$447,188	$450,885	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	01/26/23	Open	195,263	196,824	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	01/26/23	Open	506,250	510,398	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	02/08/23	Open	160,038	159,641	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	02/08/23	Open	922,500	928,479	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.94	(b)	02/08/23	Open	2,202,250	2,216,897	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	02/08/23	Open	393,105	395,669	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	157,250	158,305	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	905,000	911,071	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	811,102	816,543	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	182,750	183,976	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	1,158,360	1,166,130	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	347,918	350,251	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	130,266	131,140	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	1,005,000	1,003,438	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	625,312	629,507	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	348,125	350,460	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	485,613	488,870	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/08/23	Open	221,390	222,875	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/09/23	Open	180,259	181,444	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/17/23	Open	199,973	200,992	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open	166,725	167,449	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open	243,738	244,796	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.67	(b)	02/27/23	Open	1,810,000	1,817,498	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/27/23	Open	185,845	186,614	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.97	(b)	02/27/23	Open	18,937,500	19,015,449	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.92	(b)	02/27/23	Open	1,597,500	1,604,060	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open	144,910	145,501	Corporate Bonds	Open/Demand
Royal Bank of Canada	4.76		03/01/23	04/03/23	2,976,512	2,988,319	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Royal Bank of Canada	4.76%		03/01/23	04/03/23	$1,512,811	$1,518,812	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	4.76		03/01/23	04/03/23	9,133,507	9,169,736	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	4.76		03/01/23	04/03/23	13,420,823	13,474,059	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	4.76		03/01/23	04/03/23	1,587,106	1,593,402	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.65	(b)	03/06/23	Open	125,159	125,542	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.80	(b)	03/06/23	Open	756,875	759,272	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	03/06/23	Open	241,600	242,382	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open	406,250	407,579	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open	135,375	135,818	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92	(b)	03/06/23	Open	38,467,994	38,596,669	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/07/23	Open	279,119	280,001	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open	246,450	247,145	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open	158,250	158,698	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open	118,800	119,136	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.93		03/10/23	04/13/23	24,615	24,679	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,694,938	1,699,348	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	580,723	582,234	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,602,428	1,606,598	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	358,325	359,257	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	874,978	877,255	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	335,975	336,849	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	195,701	196,210	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	2,046,239	2,051,563	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,359,036	1,362,573	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,218,930	1,222,102	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	543,612	545,027	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,449,045	1,452,815	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	273,511	274,223	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	226,927	227,517	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	705,024	706,859	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	1,578,761	1,582,869	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	2,789,014	2,796,271	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93		03/10/23	04/13/23	298,904	299,681	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,850,320	1,855,115	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,211,378	2,217,109	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,059,169	2,064,505	U.S. Government Sponsored Agency Securities	Up to 30 Days

25

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.	4.91%		03/10/23	04/13/23	$1,867,870	$1,872,710	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,888,393	1,893,287	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,925,401	1,930,391	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,255,806	2,261,652	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,913,961	1,918,920	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,001,316	2,006,502	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,929,538	2,937,129	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,861,539	1,866,363	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	2,131,392	2,136,915	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	6,261,905	6,278,132	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91		03/10/23	04/13/23	1,761,226	1,765,790	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	4.92	(b)	03/10/23	Open	25,030,812	25,101,399	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/20/23	Open	5,318,750	5,326,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.25		03/23/23	04/11/23	298,500	298,782	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/23/23	04/11/23	34,260	34,292	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,546,875	1,548,577	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	4,151,500	4,156,067	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	429,375	429,847	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	866,550	867,503	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	2,872,500	2,875,660	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	195,638	195,853	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	773,750	774,601	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,531,875	1,533,560	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	916,250	917,258	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,231,875	1,233,230	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,111,187	1,112,410	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	935,000	936,028	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,048,437	1,049,591	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	1,269,375	1,270,771	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	2,244,000	2,246,468	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	166,500	166,683	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95		03/23/23	04/11/23	170,000	170,187	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	0.75		03/23/23	04/12/23	179,781	179,811	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.00		03/23/23	04/12/23	386,198	386,541	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		03/23/23	04/12/23	202,563	202,776	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	1,467,500	1,469,098	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	398,750	399,184	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	2,020,000	2,022,200	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	1,601,250	1,602,994	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	465,000	465,506	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	72,800	72,879	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	253,208	253,483	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/23/23	04/12/23	192,750	192,960	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	1,095,500	1,096,705	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	564,822	565,444	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	285,416	285,730	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	214,625	214,861	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	136,518	136,668	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	267,000	267,294	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	738,560	739,372	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/23/23	04/12/23	1,145,375	1,146,635	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	5.00%		03/23/23	04/12/23	$1,827,500	$1,829,531	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65		03/23/23	05/10/23	89,688	89,760	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.50		03/23/23	05/10/23	101,723	101,824	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.65		03/23/23	05/10/23	519,971	520,509	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.72		03/23/23	05/10/23	1,801,700	1,803,590	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.75		03/23/23	05/10/23	745,987	746,775	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.75		03/23/23	05/10/23	293,625	293,935	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.82		03/23/23	05/10/23	138,698	138,846	Foreign Agency Obligations	31 - 90 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23	75,500	75,581	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23	837,356	838,259	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23	107,540	107,656	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23	672,330	673,055	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.89		03/23/23	05/10/23	1,660,762	1,662,567	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	1,355,000	1,356,475	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	2,398,425	2,401,037	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	223,763	224,006	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	551,025	551,625	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	470,250	470,762	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	362,971	363,366	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	76,840	76,924	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	359,115	359,506	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	500,692	501,238	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	69,911	69,987	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	458,725	459,224	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	199,583	199,800	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	443,025	443,507	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	317,655	318,001	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	161,805	161,981	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	119,850	119,981	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	315,060	315,403	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	380,000	380,414	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	230,126	230,377	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	305,138	305,470	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	284,000	284,309	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	148,998	149,160	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	82,513	82,602	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	347,700	348,079	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	116,970	117,097	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	127,300	127,439	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23	289,616	289,932	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.92		03/23/23	05/10/23	972,500	973,563	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	1,140,000	1,141,254	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	922,500	923,515	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	506,127	506,684	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	131,920	132,065	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	594,667	595,322	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	116,440	116,568	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	256,388	256,670	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	652,500	653,218	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	814,387	815,283	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	89,618	89,716	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	261,625	261,913	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23	477,300	477,825	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	5.00	(b)	03/23/23	Open	5,306,250	5,312,146	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	4.75	(b)	03/24/23	Open	705,636	706,102	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.80	(b)	03/24/23	Open	221,875	222,023	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/24/23	Open	208,725	208,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/24/23	Open	1,044,240	1,044,958	Capital Trusts	Open/Demand
Barclays Capital, Inc.	4.95		03/27/23	04/11/23	107,100	107,174	Capital Trusts	Up to 30 Days
BNP Paribas S.A.	4.89	(b)	03/27/23	Open	75,815	75,856	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open	188,625	188,729	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open	95,018	95,070	Corporate Bonds	Open/Demand

27

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.98	%(b) %	03/27/23	Open	$567,015	$567,329	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open	152,469	152,553	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open	82,250	82,296	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.75		03/28/23	04/12/23	137,000	137,054	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/28/23	04/12/23	476,746	476,941	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		03/28/23	04/12/23	753,750	754,058	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23	187,500	187,577	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23	144,250	144,309	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23	198,389	198,471	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23	158,470	158,535	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		03/28/23	04/12/23	819,375	819,713	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.97	(b)	03/28/23	Open	29,486,137	29,502,388	U.S. Treasury Obligations	Open/Demand
J.P. Morgan Securities LLC	5.00		03/29/23	04/12/23	806,482	806,707	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		03/30/23	04/12/23	142,500	142,513	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	1.00	(b)	03/30/23	Open	151,436	151,440	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open	160,085	160,107	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open	335,000	335,046	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open	195,075	195,102	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,764,094	2,764,094	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,544,500	2,544,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,741,250	2,741,250	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	4,067,000	4,067,000	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,255,400	2,255,400	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	3,172,500	3,172,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,195,687	2,195,687	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	1,982,175	1,982,175	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	3,690,000	3,690,000	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00	(b)	03/31/23	Open	2,572,031	2,572,031	Corporate Bonds	Open/Demand

					$316,540,544	$317,256,446

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	444	06/21/23	$53,842	$1,829,976
Ultra U.S. Treasury Bond	480	06/21/23	67,995	2,508,083
5-Year U.S. Treasury Note	367	06/30/23	40,241	123,877

				4,461,936

Short Contracts
10-Year Japanese Government Treasury Bonds	28	06/13/23	31,236	(629,900)
10-Year U.S. Treasury Note	1,151	06/21/23	132,437	(3,102,142)
2-Year U.S. Treasury Note	22	06/30/23	4,545	20,479

				(3,711,563)

				$750,373

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	114,664	USD	122,276	Natwest Markets PLC	06/14/23	$2,575
EUR	185,152	USD	197,441	Natwest Markets PLC	06/14/23	4,160
USD	109,001	EUR	100,000	Bank of America N.A.	06/21/23	75
USD	294,553	JPY	38,640,000	Deutsche Bank AG	06/21/23	203

						7,013

EUR	100,000	USD	108,527	Bank of America N.A.	04/05/23	(71)
USD	561,151	EUR	527,394	HSBC Bank PLC	06/14/23	(13,097)
USD	124,347	EUR	114,664	Morgan Stanley & Co. International PLC	06/14/23	(504)
USD	115,745	CAD	159,000	HSBC Bank PLC	06/21/23	(2,052)
USD	107,239	EUR	99,828	JPMorgan Chase Bank N.A.	06/21/23	(1,500)
USD	28,314	EUR	26,000	State Street Bank and Trust Co.	06/21/23	(7)
USD	222,512	EUR	205,969	Toronto-Dominion Bank	06/21/23	(1,842)
USD	64,853	EUR	60,031	UBS AG	06/21/23	(537)
USD	2,171,323	EUR	2,013,000	UBS AG	06/21/23	(21,363)
USD	2,175,222	EUR	2,013,500	UBS AG	06/21/23	(18,008)
USD	869,533	GBP	724,000	Bank of America N.A.	06/21/23	(24,959)

						(83,940)

						$(76,927)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 4,550	$(77,172)	$4,632	$(81,804)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD 25,600	(302,719)	(106,198)	(196,521)

					$(379,891)	$(101,566)	$(278,325)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.80%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,200	$340,891	$99	$340,792
1-Day SOFR, 4.80%	Annual	3.06%	Annual	N/A	11/28/52	USD	2,000	30,217	62	30,155
1-Day SOFR, 4.80%	Annual	3.05%	Annual	N/A	12/01/52	USD	1,500	21,045	46	20,999

								$392,153	$207	$391,946

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+	EUR	10	$(1,095)	$(191)	$(904)
Novafives S.A.S.	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	10	(42)	(157)	115
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	BNP Paribas SA	12/20/23	CCC+	EUR	9	(3,140)	(679)	(2,461)
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB	EUR	10	11	(155)	166
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	636	778	(142)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	5	(334)	173	(507)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	25	(1,692)	816	(2,508)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	10	1,110	679	431
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	20	2,156	785	1,371
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	(492)	(952)	460
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	30	(1,477)	(4,557)	3,080

29

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Bank of America N.A.	12/20/27	CCC-	EUR	5	$(1,716)	$(1,210)	$(506)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	3	(1,030)	(716)	(314)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	9	(2,899)	(2,014)	(885)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	3	(840)	(600)	(240)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC-	EUR	6	(1,760)	(1,246)	(514)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC-	EUR	4	(1,276)	(891)	(385)
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	10	(1,036)	(736)	(300)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	14	(2,670)	(2,003)	(667)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	16	(3,236)	(2,601)	(635)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	4,710	(1,341,761)	(880,956)	(460,805)

								$(1,362,583)	$(896,433)	$(466,150)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$85,356,464	$789,736	$86,146,200
Corporate Bonds	—	418,457,525	2,107,872	420,565,397
Floating Rate Loan Interests	—	20,065,968	609,206	20,675,174
Foreign Agency Obligations	—	12,262,435	—	12,262,435
Municipal Bonds	—	20,829,004	—	20,829,004
Non-Agency Mortgage-Backed Securities	—	70,807,137	—	70,807,137
Preferred Securities
Capital Trusts	—	30,913,212	—	30,913,212
Preferred Stocks
Capital Markets	1,649,530	—	—	1,649,530
Financial Services	—	17,200	—	17,200
Trust Preferred	844,299	—	—	844,299

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	$—	$144,326,728	$—	$144,326,728
U.S. Treasury Obligations	—	115,476,454	—	115,476,454
Short-Term Securities
Money Market Funds	8,230,152	—	—	8,230,152
Liabilities
Investments
TBA Sale Commitments	—	(7,515,129)	—	(7,515,129)
Unfunded Floating Rate Loan Interests(a)	—	(6,077)	—	(6,077)

	$10,723,981	$910,990,921	$3,506,814	$925,221,716

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,623	$—	$5,623
Foreign Currency Exchange Contracts	—	7,013	—	7,013
Interest Rate Contracts	4,482,415	391,946	—	4,874,361
Liabilities
Credit Contracts	—	(750,098)	—	(750,098)
Foreign Currency Exchange Contracts	—	(83,940)	—	(83,940)
Interest Rate Contracts	(3,732,042)	—	—	(3,732,042)

	$750,373	$(429,456)	$—	$320,917

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $317,256,446 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2022	$1,619,981	$4,333,458	$135,835	$477,212	$6,566,486
Transfers into Level 3	—	—	285,485	—	285,485
Transfers out of Level 3	(726,572)	(2,243,169)	—	(477,212)	(3,446,953)
Accrued discounts/premiums	(14,466)	—	162	—	(14,304)
Net realized gain (loss)	164	—	(857)	—	(693)
Net change in unrealized appreciation (depreciation)(a)	23,544	48,158	(94)	—	71,608
Purchases	—	—	217,291	—	217,291
Sales	(112,915)	(30,575)	(28,616)	—	(172,106)

Closing balance, as of March 31, 2023	$789,736	$2,107,872	$609,206	$—	$3,506,814

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$23,544	$48,158	$(94)	$—	$71,608

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

31

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Core Bond Trust (BHK)

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	32